Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Classes of Common Stock
The Company’s equity structure consists of different classes of common stock which as presented below:

	As of December 31,
	2023
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Par Value
Common A Stock	1,800,000,000	359,360,386	$35
Common B Stock	700,000,000	320,535,692	32
Common C Stock	800,000,000	71,877,283	7
Total common stock	3,300,000,000	751,773,361	$74
The Company’s equity structure prior to the Closing consisted of different classes of common stock which is presented in the order of liquidation preference below:

	As of December 31,
	2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Par Value
Common A Stock	24,452,565	24,452,565	$3
Common B Stock	588,261,164	171,441,780	14
Common B-1 Stock	236,938,220	—	—
Common O Stock	236,375,239	103,889,076	12
Total common stock	1,086,027,188	299,783,421	$30

Schedule of Common Stock Warrants	The Company had outstanding the following common stock warrants as of December 31, 2022:

(Amounts in thousands, except warrants, price, and per share amounts)
Issuance	Share Class	Issue Date	Expiration Date	No. Warrants	Strike	Valuation at Issuance
March 2019	Common B	3/29/2019	3/29/2026	1,146,214	$0.23	$179
March 2020	Common B	3/25/2020	3/25/2027	4,584,856	$1.12	$271
Total equity warrants				5,731,070